Financial risks - Contractual maturity (Liquidity risk) (Details) - DKK (kr) kr in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Contractual maturity (Liquidity risk)
Trade payables	kr 70,384	kr 57,533
Lease liabilities	130,119	85,760	kr 10,048
Other liabilities	150,555	73,044
Liquidity risk
Contractual maturity (Liquidity risk)
Trade payables	71,442	57,533
Lease liabilities	146,465	85,760
Other liabilities	167,299	73,044
Total financial liabilities	382,209	216,337
Liquidity risk | Less than 12 months
Contractual maturity (Liquidity risk)
Trade payables	71,442	57,533
Lease liabilities	14,072	7,692
Other liabilities	150,555	73,044
Total financial liabilities	236,069	138,269
Liquidity risk | 1 to 5 years
Contractual maturity (Liquidity risk)
Trade payables	0	0
Lease liabilities	53,039	23,359
Other liabilities	16,744	0
Total financial liabilities	69,783	23,359
Liquidity risk | After 5 years
Contractual maturity (Liquidity risk)
Trade payables	0	0
Lease liabilities	76,354	54,709
Other liabilities	0	0
Total financial liabilities	kr 76,354	kr 54,709